Templeton Dragon Fund, Inc.
Consolidated Statement of Investments, March 31, 2020 (unaudited)
		Country	Shares	Value
	Common Stocks 97.8%
	Air Freight & Logistics 0.7%
[a,b]	SF Holding Co. Ltd., A	China	747,800	$4,987,797
	Automobiles 0.0%†
	Jiangling Motors Corp. Ltd., B	China	88,413	50,977
	Banks 5.7%
[b]	China Construction Bank Corp., A	China	3,875,500	3,469,209
	China Construction Bank Corp., H	China	6,359,272	5,200,516
[b]	China Merchants Bank Co. Ltd., A	China	1,536,346	7,002,224
	China Merchants Bank Co. Ltd., H	China	3,264,500	14,737,864
[b]	Industrial and Commercial Bank of China Ltd., A	China	9,988,218	7,262,876
				37,672,689
	Beverages 1.7%
	China Resources Beer Holdings Co. Ltd.	China	1,082,000	4,940,608
[b]	Kweichow Moutai Co. Ltd., A	China	39,445	6,187,560
				11,128,168
	Biotechnology 2.6%
[a]	BeiGene Ltd.	China	436,600	4,299,744
[a]	I-Mab, ADR	China	18,922	245,986
[a,c,d]	InnoCare Pharma Ltd., 144A, Reg S	China	478,400	702,236
[a]	Innovent Biologics Inc.	China	2,356,900	9,941,198
[a,b]	Jinyu Bio-Technology Co. Ltd., A	China	806,700	2,428,358
				17,617,522
	Chemicals 1.4%
[a,b]	Jiangsu Yangnong Chemical Co. Ltd., A	China	277,900	2,645,004
[a,b]	Shenzhen Capchem Technology Co. Ltd., A	China	1,064,210	5,371,762
[a,b]	Shenzhen Senior Technology Material Co. Ltd., A	China	383,240	1,418,786
				9,435,552
	Commercial Services & Supplies 3.3%
	A-Living Services Co. Ltd., H	China	3,400,000	16,533,701
[b]	Beijing Originwater Technology Co. Ltd., A	China	3,973,300	5,172,443
				21,706,144
	Construction Materials 2.7%
	Anhui Conch Cement Co. Ltd., H	China	1,387,500	9,637,592
[b]	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A	China	1,768,600	8,497,770
				18,135,362
	Containers & Packaging 1.4%
[a,b]	Shenzhen YUTO Packaging Technology Co. Ltd., A	China	1,291,200	4,058,187
[b]	Zhejiang Jiemei Electronic & Technology Co. Ltd., A	China	988,250	4,993,924
				9,052,111
	Diversified Consumer Services 3.9%
[a]	GSX Techedu Inc., ADR	China	182,676	7,738,156
[a]	New Oriental Education & Technology Group Inc., ADR	China	166,693	18,042,850
				25,781,006
Quarterly Statement of Investments  |  See Notes to Consolidated Statement of Investments.  |  1

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Electrical Equipment 1.0%
[a,b]	Hongfa Technology Co. Ltd., A	China	1,102,135	$4,296,498
[a,b]	Sunwoda Electronic Co. Ltd., A	China	1,334,600	2,662,605
				6,959,103
	Electronic Equipment, Instruments & Components 3.4%
	Flytech Technology Co. Ltd.	Taiwan	405,000	794,895
[b]	Hangzhou Hikvision Digital Technology Co. Ltd., A	China	556,800	2,193,395
[b]	Luxshare Precision Industry Co. Ltd., A	China	947,360	5,104,308
[a,b]	Shenzhen Kinwong Electronic Co. Ltd., A	China	600,260	3,707,924
	Sunny Optical Technology Group Co. Ltd.	China	437,000	5,884,801
[a,b]	Wuhan Raycus Fiber Laser Technologies Co. Ltd.	China	165,300	1,815,791
[a,b]	WUS Printed Circuit Kunshan Co. Ltd., A	China	1,028,870	3,439,978
				22,941,092
	Food & Staples Retailing 0.8%
	Beijing Jingkelong Co. Ltd., H	China	872,029	123,730
[a,b]	Laobaixing Pharmacy Chain JSC, A	China	468,900	5,157,403
				5,281,133
	Food Products 1.5%
[b]	Inner Mongolia Yili Industrial Group Co. Ltd., A	China	946,500	3,990,468
[a,b]	Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd.	China	914,600	6,172,662
				10,163,130
	Health Care Equipment & Supplies 1.0%
[a,b]	Autobio Diagnostics Co. Ltd., A	China	121,300	1,995,092
[a,b]	Shanghai Kinetic Medical Co. Ltd., A	China	937,300	2,718,269
[a,b]	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	China	45,900	1,696,016
				6,409,377
	Health Care Providers & Services 0.8%
[a,b]	Meinian Onehealth Healthcare Holdings Co. Ltd.	China	2,118,139	3,531,976
	Sinopharm Group Co. Ltd., H	China	898,000	2,020,099
				5,552,075
	Hotels, Restaurants & Leisure 1.5%
[a,b]	Songcheng Performance Development Co. Ltd., A	China	933,000	3,290,694
	Yum China Holdings Inc.	China	155,335	6,621,931
				9,912,625
	Household Durables 1.9%
[b]	Gree Electric Appliances Inc. of Zhuhai, A	China	189,176	1,394,280
[b]	Midea Group Co. Ltd., A	China	1,067,516	7,298,147
[b]	Suofeiya Home Collection Co. Ltd., A	China	1,552,700	3,941,764
				12,634,191
	Industrial Conglomerates 0.4%
	CK Hutchison Holdings Ltd.	Hong Kong	366,000	2,469,065
	Insurance 6.2%
	AIA Group Ltd.	Hong Kong	2,571,380	23,267,180
	China Life Insurance Co. Ltd., H	China	4,398,000	8,611,461
[b]	Ping An Insurance (Group) Co. of China Ltd., A	China	636,950	6,220,661
  |  2

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	Ping An Insurance (Group) Co. of China Ltd., H	China	332,000	$3,261,053
				41,360,355
	Interactive Media & Services 12.0%
[a]	Baidu Inc., ADR	China	83,779	8,444,086
	Tencent Holdings Ltd.	China	1,465,200	71,855,306
				80,299,392
	Internet & Direct Marketing Retail 16.7%
[a]	Alibaba Group Holding Ltd., ADR	China	340,010	66,125,145
[a,e]	Baozun Inc., ADR	China	377,058	10,535,001
[a]	JD.com Inc., ADR	China	352,983	14,295,811
[a,d]	Meituan Dianping, B, Reg S	China	727,800	8,791,635
[a]	Trip.com Group Ltd., ADR	China	145,300	3,407,285
[a]	Vipshop Holdings Ltd., ADR	China	524,166	8,166,506
				111,321,383
	IT Services 2.0%
[a]	GDS Holdings Ltd., ADR	China	197,446	11,445,944
	TravelSky Technology Ltd., H	China	951,059	1,678,199
				13,124,143
	Life Sciences Tools & Services 2.5%
[a]	WuXi Biologics (Cayman) Inc.	China	1,277,000	16,554,146
	Machinery 1.5%
[b]	Shenzhen Inovance Technology Co. Ltd., A	China	758,900	2,769,864
	Weichai Power Co. Ltd., H	China	4,574,940	7,364,611
				10,134,475
	Oil, Gas & Consumable Fuels 1.0%
	CNOOC Ltd.	China	6,414,800	6,727,032
	Paper & Forest Products 1.2%
	Nine Dragons Paper Holdings Ltd.	China	8,979,001	8,188,366
	Pharmaceuticals 2.6%
	CSPC Pharmaceutical Group Ltd.	China	5,028,000	10,065,534
[b]	Jiangsu Hengrui Medicine Co. Ltd., A	China	575,300	7,475,448
				17,540,982
	Real Estate Management & Development 4.8%
[b]	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	China	600,658	1,397,649
	China Overseas Land & Investment Ltd.	China	2,170,000	6,731,698
	China Resources Land Ltd.	China	2,250,000	9,287,147
[b]	Poly Developments and Holdings Group Co. Ltd., A	China	2,617,200	5,494,919
	Shimao Property Holdings Ltd.	China	2,559,400	9,012,611
				31,924,024
	Semiconductors & Semiconductor Equipment 7.0%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	5,019,136	45,130,845
[a,b]	Will Semiconductor Ltd., A	China	75,200	1,655,302
				46,786,147
  |  3

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Specialty Retail 0.7%
[b]	China International Travel Service Corp. Ltd., A	China	462,900	$4,392,076
	Textiles, Apparel & Luxury Goods 3.4%
	Anta Sports Products Ltd.	China	3,092,000	22,713,446
	Wireless Telecommunication Services 0.5%
	China Mobile Ltd.	China	437,000	3,249,605
	Total Common Stocks (Cost $489,737,127)			652,204,691
	Short Term Investments 2.5%
	Money Market Funds (Cost $11,164,026) 1.7%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	11,164,026	11,164,026
	Investments from Cash Collateral Received for Loaned Securities 0.8%
	Money Market Funds (Cost $5,137,415) 0.8%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	5,137,415	5,137,415
	Total Investments (Cost $506,038,568) 100.3%			668,506,132
	Other Assets, less Liabilities (0.3)%			(1,879,907)
	Net Assets 100.0%			$666,626,225

See Abbreviations on page 8.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $702,236 representing 0.1% of net assets.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $9,493,871, representing 1.4% of net assets.
[e]A portion or all of the security is on loan at March 31, 2020.
[f]See Note 5 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.
  |  5

Templeton Dragon Fund, Inc.
Notes to Consolidated Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$21,610,576	$72,340,445	$(82,786,995)	$ —	$ —	$11,164,026	11,164,026	$54,100
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	—	9,520,714	(4,383,299)	—	—	5,137,415	5,137,415	10,135
Total Affiliated Securities	$21,610,576	$81,861,159	$(87,170,294)	$ —	$ —	$16,301,441		$64,235
  |  6

Templeton Dragon Fund, Inc.
Notes to Consolidated Statements of Investments (unaudited)
6.  INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Templeton Dragon Fund. At March 31, 2020, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2020, the net assets of the China Fund were $161,023,176, representing 24.2% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Electronic Equipment, Instruments & Components	$22,146,197	$794,895	$—	$22,941,092
Semiconductors & Semiconductor Equipment	1,655,302	45,130,845	—	46,786,147
All Other Equity Investments	582,477,452	—	—	582,477,452
Short Term Investments	16,301,441	—	—	16,301,441
Total Investments in Securities	$622,580,392	$45,925,740	$ —	$668,506,132

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
  |  7

Templeton Dragon Fund, Inc.
Notes to Consolidated Statements of Investments (unaudited)
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  8